AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Jul. 31, 2025
Summary of amounts receivable and other assets
	July 31, 2025	July 31, 2024
Sales tax receivable	$47,746	$83,451
Prepayments	19,393	791
Reclamation deposit	19,100	19,100
	$86,239	$103,342